Loans and financing (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Schedule of Loans and Financing

Description	Nominal rate p.a.	Maturity	December 31, 2020	Funding	Variation of conversion right	Payment of principal	Payment of interest	Interest incurred	Foreign currency exchange	Amortized cost	December 31, 2021

In foreign currency - US$
Working capital
Senior notes - 2024	5.9%	Oct/24	2,076,310	—	—	—	(129,680)	127,437	156,163	6,680	2,236,910
Senior notes - 2026	7.3%	Jun/26	—	2,976,795	—	—	(122,803)	127,840	294,660	21,526	3,298,018
Other	1.0%	Jun/23	160,534	—	—	(170,547)	(1,110)	1,095	15,030	—	5,002

Convertible debentures(a)	6.0% to 7.5%	Oct/25	2,419,704	—	(829,213)	—	—	201,303	77,451	3,756	1,873,001

Aircraft and engines	3.0% to 6.0%	Mar/29	1,076,442	—	—	(37,029)	(85,543)	51,050	82,722	4,311	1,091,953
	Libor 3M + 2.6%	Mar/22	8,263	—	—	(7,525)	(178)	189	477	335	1,561

In local currency - R$
Working capital	CDI + 2.0% to 6.0%	Feb/24	709,668	46,478	—	(103,065)	(56,750)	47,180	—	188	643,699
	10.0%	Sep/25	43,443	—	—	(20,329)	(3,642)	3,730	—	—	23,202
	5.0%	Jun/21	10,846	—	—	(11,151)	(184)	159	—	330	—
	TJLP + 5.0%	Jun/21	12,524	—	—	(12,571)	(394)	441	—	—	—

Debentures	CDI + 3.0%	Dec/23	690,904	—	—	—	(16,000)	52,784	—	5,329	733,017

Aircraft and engines	6.0% to 7.3%	Mar/27	116,374	—	—	(32,606)	(5,901)	6,341	—	122	84,330
	Selic + 2.8% to 5.5%	May/25	35,502	—	—	(5,880)	(4,060)	2,436	—	40	28,038

Total in R$			7,360,514	3,023,273	(829,213)	(400,703)	(426,245)	621,985	626,503	42,617	10,018,731

Current liabilities			858,332								1,023,390
Non-current liabilities			6,502,182								8,995,341

Description	Nominal rate p.a.	Maturity	December 31, 2019	Funding	Variation of conversion right	Debt acknow- ledgment	Business combination - Azul Conecta	Payment of principal	Payment of interest	Interest incurred	Foreing exchanges variations	Amortized cost	December 31, 2020

In foreign currency - US$

Working capital	1% to 5.9%	Oct/24	1,727,882	4,682	—	—	—	(907)	(137,795)	132,033	504,766	6,183	2,236,844
Debentures	6.0% to 7.5%	Oct/25	—	1,702,155	755,354	—	—	—	—	25,116	(82,358)	19,437	2,419,704
Aircraft and engines	4.7% to 6.0% Libor 3M + 2.4% to 2.9% Libor 6M + 2%	Mar/29	896,232	—	—	—	—	(111,703)	(23,880)	54,178	268,404	1,474	1,084,705

In local currency - R$

Working capital	5.0% to 10.7% CDI + 2% to 6% TJLP + 5%	Dec/23	37,355	229,386	—	527,375	4,975	(58,746)	(3,366)	39,395	—	107	776,481
Debentures	CDI + 3% 6.0% to 6.5%	Dec/23	692,407	—	—	—	—	—	(18,459)	24,238	—	(7,282)	690,904
Aircraft and engines	Selic + 2.8% to 5.5% TJLP + 5%	May/25	164,280	—	—	—	11,565	(21,052)	(10,241)	7,649	—	(325)	151,876

Total in R$			3,518,156	1,936,223	755,354	527,375	16,540	(192,408)	(193,741)	282,609	690,812	19,594	7,360,514

Current			481,227										858,332
Non-current			3,036,929										6,502,182

(a)	The balance contains the conversion right in the amount of R$636,786 (as of December 31, 2020 – R$1,465,999).

Schedule of amortization of long-term debt

	December 31,
Description	2021	2020

2022	—	743,137
2023	1,242,042	914,343
2024	2,417,304	2,264,451
2025	1,959,558	2,551,701
2026	3,357,741	13,990
After 2026	18,696	14,560
	8,995,341	6,502,182

Covenants
As of December 31, 2021, the Company has loans and financing subject to covenants related to the indebtedness level and the debt service coverage ratio.

Covenant related to:	Indicators for the measurement	Frequency of measurement

9th and 10th issue of debentures	(i) Adjusted debt service coverage ratio (DSCR) equal to or greater than 1.2; and (ii) Financial leverage less than or equal to 6.5.	Annual
Credit facility agreement (CFA)	(i) Adjusted debt service coverage ratio (DSCR) equal to or greater than 1.2; and (ii) Financial leverage less than or equal to 6.5.	Annual
Aircraft financing	(i) Adjusted debt service coverage ratio (DSCR) equal to or greater than 1.2; and (ii) Financial leverage less than or equal to 5.5.	Quarterly/Annual
Aircraft financing	(i) Adjusted debt service coverage ratio (DSCR) equal to or greater than 1.2; and (ii) Financial leverage less than or equal to 6.5.	Annual
The Company previously requested a waiver to the counterparties, and obtained it in 2021. Therefore, the related debt is still classified in these financial statements according to the contractual flow originally established.